Derivative Liabilities	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Derivative Liabilities [Text Block]

12. Derivative Liabilities

The derivative liabilities consist of the warrants denominated in foreign currency, and certain warrants with exercise prices that are subject to adjustment from time to time in the event of certain common share rights offering.

The following table summarizes information concerning the derivative liabilities as at the beginning and end of the respective reporting periods:

	Number
	of Warrants	Amount
Warrants denominated in foreign currency
Balance - September 1, 2017	6,466,513	$181,671
Decrease in fair value	-	(181,617)

Balance - August 31, 2018	6,466,513	54
Decrease in fair value	-	(53)
Balance - August 31, 2019	6,466,513	$1

Other warrants subject to potential price adjustment
Balance - September 1, 2017	6,900,000	$133,162
Issued	10,000,000	357,204
Decrease in fair value	-	(380,599)

Balance - August 31, 2018	16,900,000	109,767
Issued	4,575,000	44,199
Decrease in fair value	-	(126,898)
Balance - August 31, 2019	21,475,000	$27,068

Total derivative liabilities		$27,069